DERIVATIVE LIABILITIES (Details)			12 Months Ended
	Nov. 18, 2016	Apr. 30, 2014	Sep. 30, 2018	Sep. 30, 2017
Disclosure of financial liabilities [line items]
Risk-free interest rate			3.06%	1.78%
Expected life			4 years 3 months 14 days	3 years 8 months 1 day
Expected annualized volatility			68.00%	74.20%
Dividend			0.00%	0.00%
Broker Warrants Denominated in Foreign Currency
Disclosure of financial liabilities [line items]
Risk-free interest rate		1.63%
Expected life		5 years
Expected annualized volatility		80.00%
Dividend		0.00%
SVB Warrants
Disclosure of financial liabilities [line items]
Risk-free interest rate	1.32%
Expected life	7 years
Expected annualized volatility	75.40%
Dividend	0.00%